485BXT		File Nos. 333-192949
Allianz Index Advantage New York (delay amendment)		811-05716
		Class ID: C000138153
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	3	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	216	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 6, 2015 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2015
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Parts A, B and C were filed in Registrant's Post-Effective Amendment No. 1 to Form N-4 on December 8, 2014 and are incorporated by reference.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 5th day of March, 2015.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel
By: WALTER R. WHITE*
Walter R. White
 Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of March, 2015.
Signature	Title
Walter R. White(1)	Chairman of the Board and Chief Executive Officer
Giulio Terzariol(1)	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert(1)	Director
Gary A. Smith(1)	Director
Martha Clark Goss(1)	Director
Steven J. Thiel (1)	Director, Vice President and Appointed Actuary
Thomas P. Burns(1)	Director and President
Marc B. Olson(1)	Director and Vice President, Financial Consulting
Ronald M. Clark(1)	Director
Kevin J. Doyle(2)	Director
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-192949 and 811-05716), electronically filed on December 19, 2013.
(2)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No.10 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.
By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel